UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 1, 2014 to November 30, 2014

Commission File Number of issuing entity: 333-159922-03

BMW VEHICLE OWNER TRUST 2011-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-159922

BMW FS SECURITIES LLC
(Exact name of depositor as specified in its charter)

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	22-2013053 (I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 300 Chestnut Ridge Road Woodcliff Lake, New Jersey (Address of principal executive offices of issuing entity)	07677 (Zip Code)

201-307-4000
(Telephone number including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Fixed Rate Class A-1 Notes	☐	☐	☑
Fixed Rate Class A-2 Notes	☐	☐	☑
Fixed Rate Class A-3 Notes	☐	☐	☑
Fixed Rate Class A-4 Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☑                     No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Owner Trust 2011-A for the distribution period commencing on November 1, 2014 and ending on November 30, 2014.  BMW Financial Services NA, LLC (CIK # 0001541188), as securitizer, most recently filed a Form ABS-15G on February 4, 2014 with respect to all asset-backed securities sponsored by it, including those securities issued by BMW Vehicle Owner Trust 2011-A.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure received from Citibank, N.A., the indenture trustee (the “Indenture Trustee”) under the indenture (the “Indenture”) for the BMW Vehicle Owner Trust 2011-A transaction:

Citibank, N.A. (“Citibank”) is acting as Indenture Trustee of this ABS transaction.  In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS transactions. One such proceeding was a civil action filed against Citibank in the Supreme Court of the State of New York on June 18, 2014 by a group of investors in 48 private-label RMBS trusts for which Citibank serves or did serve as trustee, asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank's alleged failure to perform its duties as trustee for the 48 RMBS trusts. On November 24, 2014, plaintiffs sought leave to withdraw this action. On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank serves or did serve as trustee, filed a new civil action against Citibank in the Southern District of New York asserting similar claims as the prior action filed in state court.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts. However, Citibank denies liability and intends to vigorously defend against the litigation.  Furthermore, it is Citibank’s belief that neither the above-disclosed litigation nor any other pending legal proceeding involving Citibank will materially affect Citibank's ability to perform its duties as Indenture Trustee under the Indenture for this ABS transaction.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

No updates to report.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information.

None.

Item 9. Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D: Exhibit 99.1 Statement relating to the December 26, 2014 distribution.

(b)	The exhibit required to be filed by the registrant pursuant to Item 601 of Regulation S-K is listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  December 30, 2014

BMW VEHICLE OWNER TRUST 2011-A
(Issuing Entity)
By: BMW Financial Services NA, LLC, solely as servicer
By: /s/ Ritu Chandy Name: Ritu Chandy
Title: Vice President – Finance & CFO

EXHIBIT INDEX

Exhibit Number	Description
99.1	Statement relating to the December 26, 2014 distribution.